INVENTORIES (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Finished goods	R$ 3,218.5	R$ 3,903.2
Work in progress	619.9	739.0
Raw materials and consumables	5,297.7	5,622.2
Spare parts and others	865.4	996.5
Inventory in transit and prepayments	629.7	570.0
Impairment losses	(111.1)	(141.1)
Total	R$ 10,520.1	R$ 11,689.8